SCHEDULE OF DUE FROM RELATED PARTIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total	¥ 9,344
Liping Huang [Member]
IfrsStatementLineItems [Line Items]
Total	3,550
Lei Deng [Member]
IfrsStatementLineItems [Line Items]
Total	1,964
Xiaorong Yang [Member]
IfrsStatementLineItems [Line Items]
Total	¥ 3,830